Business combinations (Details Textual)			1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 14, 2015 USD ($)	Oct. 01, 2013 USD ($) payment oncology_assets	Dec. 31, 2013 USD ($) market	Mar. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) payment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Oct. 31, 2015 USD ($)
Business Acquisition [Line Items]
Goodwill			$ 14,968,000,000		$ 14,968,000,000	$ 14,787,000,000	$ 14,788,000,000	$ 14,968,000,000
Payment of contingent consideration obligation						$ 253,000,000	92,000,000	0
Dezima [Member]
Business Acquisition [Line Items]
Maximum additional consideration due contingent on certain milestones	$ 1,250,000,000.00								$ 1,250,000,000.00
Estimated fair values of contingent consideration obligations	110,000,000
Indefinite-lived intangible assets - IPR&D	400,000,000
Goodwill	108,000,000
Deferred tax liabilities	100,000,000
Cash payments	$ 300,000,000
Onyx [Member]
Business Acquisition [Line Items]
Indefinite-lived intangible assets - IPR&D		$ 1,180,000,000
Goodwill		2,402,000,000
Deferred tax liabilities		$ 3,011,000,000
Number of partnered oncology assets | oncology_assets		3
Cash payments		$ 9,517,000,000
Number of separate milestone payments | payment		2				1
Contingent consideration obligations		$ 150,000,000
Payment of contingent consideration obligation				$ 225,000,000
Onyx [Member] | Selling, general and administrative [Member]
Business Acquisition [Line Items]
Share-based compensation expense					197,000,000
Transaction related expenses								36,000,000
Onyx [Member] | Developed product technology rights [Member]
Business Acquisition [Line Items]
Finite-lived intangible assets, estimated useful life (in years)		12 years
Finite-lived intangible assets		$ 6,190,000,000
Onyx [Member] | Licensing rights [Member]
Business Acquisition [Line Items]
Finite-lived intangible assets, estimated useful life (in years)		10 years
Finite-lived intangible assets		$ 2,792,000,000
Onyx [Member] | Common stockholders [Member]
Business Acquisition [Line Items]
Cash payments		9,186,000,000
Onyx [Member] | Equity award holders for services rendered prior to date of acquisition [Member]
Business Acquisition [Line Items]
Cash payments		$ 331,000,000
Product Rights [Member]
Business Acquisition [Line Items]
Goodwill			$ 3,000,000		3,000,000			3,000,000
Number of markets holding acquired licenses | market			100
Total consideration transferred			$ 497,000,000
Settlement of preexisting relationship at fair value			99,000,000
Other assets			$ 21,000,000		21,000,000			21,000,000
Product Rights [Member] | Cost of sales [Member]
Business Acquisition [Line Items]
Settlement of preexisting relationship at fair value							$ 99,000,000
Product Rights [Member] | Developed product technology rights [Member]
Business Acquisition [Line Items]
Finite-lived intangible assets, estimated useful life (in years)			3 years 6 months
Finite-lived intangible assets			$ 11,000,000		11,000,000			11,000,000
Product Rights [Member] | Marketing-related rights [Member]
Business Acquisition [Line Items]
Finite-lived intangible assets, estimated useful life (in years)			5 years
Finite-lived intangible assets			$ 363,000,000		$ 363,000,000			$ 363,000,000